Loans, financing and debentures (Tables)	12 Months Ended
Jun. 30, 2022
Loans Financing Debentures And Finance Leases Abstract
Schedule of loans and financing
	Annual interest rates and charges - %
Index	2022	2021	2022	2021
Financing for agricultural costs
Fixed rate + CDI	100+1.80	100+1.80	-	40,561
Fixed rate	3.24	3.24	-	8,055
Fixed rate	4.26	-	6,106	-
Fixed rate	6.30	6.30	-	111,590
Fixed rate	6.34	6.34	1,493	2,436
Fixed rate	3.50	3.50	-	3,078
Fixed rate	7.64	7.64	7,930	9,779
Fixed rate	4.91	4.91	-	25,716
Fixed rate	9.85	-	4,147	-
			19,676	201,215
Financing for agricultural costs (USD)
Fixed rate	7.39	7.00	-	2,564
Fixed rate	3.66	-	16,760	-
			16,760	2,564
Financing for agricultural costs (PYG)
Fixed rate	9.60	8.25	16,628	18,101
Fixed rate	9.50	9.50	6,815	8,191
Fixed rate	8.75	-	9,206	-
			32,649	26,292
Bahia project financing
Fixed rate	3.50	3.50	9,661	10,373
			9,661	10,373
Financing of working capital (USD)
Fixed rate	4.40	-	10,840	-
			10,840	-
Financing of working capital (EUR)*
Fixed rate + CDI 100%	1.32	1.32	-	23,230
			-	23,230
Financing of sugarcane
Fixed rate	6.76	6.76	1,230	1,963
Fixed rate	6.34	6.34	32,694	31,879
Fixed rate	3.76	3.76	-	28,150
			33,924	61,992
Debentures
CDI	106.50	106.50	30,897	58,045
CDI	110.00	110.00	31,096	43,717
Fixed rate + IPCA	5.37+100.00	5.37+100.00	274,396	244,565
			336,389	346,327

(-) Transaction costs			(6,858)	(8,812)
			453,041	663,181

Current			123,411	322,046
Non-current			329,630	341,135

*EUR – Loan in EUR backed by a swap linked to CDI + 1.85% p.a.

Schedule of breakdown of debt by index
	2022	2021
Fixed rate	116,652	253,063
CDI and fixed rate +CDI	61,993	165,553
Fixed rate + IPCA	274,396	244,565
	453,041	663,181

Schedule of maturities of short and long term loans
	2022	2021
1 year	123,411	322,046
2 years	81,571	55,984
3 years	66,568	21,904
4 years	63,813	9,448
5 years	59,735	7,003
Above 5 years	57,943	246,796
	453,041	663,181

Schedule of changes in loans and financing
	2021	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2022
Agricultural cost financing	201,215	10,000	(180,929)	(18,767)	8,157	-	19,676
Agricultural cost financing abroad	28,856	32,282	(11,032)	(3,856)	3,626	(467)	49,409
Bahia project financing	10,373	-	(912)	(141)	341	-	9,661
Working Capital Financing	23,230	-	(24,421)	(325)	142	1,374	-
Financing of working capital (USD)	-	9,971	-	-	109	760	10,840
Sugarcane Financing	61,992	8,183	(36,610)	(2,527)	2,886	-	33,924
Debentures	346,327	-	(42,651)	(16,081)	48,794	-	336,389
Transaction costs	(8,812)	-	-	-	1,954	-	(6,858)
	663,181	60,436	(296,555)	(41,697)	66,009	1,667	453,041

	2020	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2021
Agricultural cost financing (Reais)	170,024	35,856	(12,939)	(2,062)	10,336	-	201,215
Agricultural cost financing (PYG)	36,049	8,095	(13,303)	(2,919)	2,809	(1,875)	28,856
Bahia project financing	10,254	-	(226)	(8)	353	-	10,373
Working Capital Financing	77,516	185,000	(237,000)	(2,355)	2,022	(1,953)	23,230
Financing of machinery and equipment – FINAME	230	-	(218)	(8)	4	(8)	-
Sugarcane Financing	73,290	27,486	(39,497)	(2,582)	3,295	-	61,992
Debentures	148,432	240,000	(42,647)	(6,557)	7,099	-	346,327
Transaction costs	(1,682)	(8,247)	-	-	1,117	-	(8,812)
	514,113	488,190	(345,830)	(16,491)	27,035	(3,836)	663,181